Derivative financial instruments - Carrying and notional amounts of hedges (Details) $ in Millions	Dec. 31, 2024 USD ($) MMBTU	Dec. 31, 2023 USD ($) MMBTU
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	$ 2,654	$ 1,988
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	0	0
Hedging instrument, liabilities	0	(1)
Highly probable forecast capital expenditure | Cash flow hedges | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	0	0
Hedging instrument, liabilities	0	(1)
Nominal amounts of hedging instruments	95	318
Highly probable forecast sales | Cash flow hedges | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	0	0
Hedging instrument, liabilities	$ 0	$ 0
Nominal Amounts Of Hedging Instruments | MMBTU	(209,000,000)	(392,000,000)